Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Changes in Stockholders' Equity
Pension and postretirement plan liability adjustments, tax	$ 4,459	$ 1,493	$ 6,852